SUMMARY OF MATERIAL ACCOUNTING POLICIES - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Goodwill impairment loss	$ 0	$ 0	$ 0